3. Business Combination (Details-proforma revenue) (USD $)	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Revenues	$ 176,283		$ 745,011
Net Loss	(854,162)	[1]	(1,836,673)	[1]
Squared Entertainment LLC
Revenues	60,461
Net Loss	$ (255,947)

[1]	Net loss during the three months ended March 31, 2013 includes merger related costs of $339,180 as well as the elimination of interest expense of $153,261 and loss on derivative valuation of $92,862.